Provisions	12 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions

32. Provisions

Current

	2026 USD	2025 USD
Employee benefits	305,911	–
	305,911	–

Non-current

	2026 USD	2025 USD
Employee benefits	409,150	–
	409,150	–

Employee benefits

Current employee benefits comprise:

	2026 USD	2025 USD
Annual leave	192,174	–
Long service leave	35,364	–
Gratuity — VIS Networks Private Limited	41,139	–
End-of-service benefits — VIS entities in the United Arab Emirates and Oman	37,234	–
	305,911	–

Non-current employee benefits of USD 409,150 comprise the non-current portion of the gratuity obligation of VIS Networks Private Limited.

Defined benefit obligation — gratuity of VIS Networks Private Limited

VIS Networks Private Limited provides a gratuity to its employees in India. The benefit is a lump sum equal to 15/26 of monthly salary for each completed year of service, payable on retirement at age 60, resignation, death or disablement, subject to a minimum of five years of continuous service (other than on death) and to a ceiling of INR 2,000,000 per employee. The plan is a defined benefit plan and is funded wholly by the company. Contributions are paid to a group gratuity fund administered by Aditya Birla Sun Life Insurance Company Limited under a unit-linked group gratuity policy, from which benefits are paid. The obligation is measured by an independent actuary using the projected unit credit method.

The plan exposes the Group to interest rate risk (a decrease in the discount rate increases the obligation), salary risk (the obligation is based on final salaries, so salary increases above those assumed increase the obligation), demographic risk (the obligation is sensitive to employee attrition and mortality) and investment risk (a return on plan assets below the discount rate increases the net liability). The plan assets cover 29 percent of the obligation at 30 June 2026; the shortfall is met by contributions from VIS Networks Private Limited.

Movements in the net defined benefit liability since the acquisition date were as follows:

	2026 USD	2025 USD
Balance at 1 July	–	–
Assumed on acquisition at 12 February 2026	447,385	–
Current service cost and net interest cost, recognised in profit or loss	54,921	–
Remeasurement gain, recognised in other comprehensive income	(11,797)	–
Contributions paid to the plan	(21,325)	–
Net exchange differences	(18,895)	–
Balance at 30 June	450,289	–

Of the balance at 30 June 2026, USD 41,139 is presented as current and USD 409,150 as non-current. The expense of USD 54,921 is included in employee benefits expense. The remeasurement gain of USD 11,797 and the related deferred tax of USD 2,969 are recognised in other comprehensive income. The gain arises from experience adjustments on the obligation and from an increase in the discount rate, partly offset by a return on plan assets below the discount rate. Benefits paid to employees are paid from the plan assets and do not change the net liability.

The net defined benefit liability at 30 June 2026 comprises:

	2026 USD	2025 USD
Present value of the defined benefit obligation	638,182	–
Fair value of plan assets	(187,893)	–
Net defined benefit liability	450,289	–

The plan assets are held entirely in the Group Secure Fund of Aditya Birla Sun Life Insurance Company Limited under the group gratuity policy and do not have a quoted market price in an active market. The actual return on plan assets for the year ended 30 June 2026 was below the return implied by the discount rate.

The principal actuarial assumptions at the reporting date were:

	2026	2025
Discount rate (per annum)	7.39%	–
Salary escalation rate (per annum)	7.00%	–
Employee attrition rate (per annum)	5.00%	–
Mortality — Indian Assured Lives Mortality	2012–14 Ultimate	–
Retirement age	60 years	–

The sensitivity of the defined benefit obligation at 30 June 2026 to reasonably possible changes in the principal assumptions, each holding the other assumptions constant, is:

	Increase USD	Decrease USD
Discount rate — change of 1 percentage point	(63,926)	75,686
Salary escalation rate — change of 1 percentage point	56,705	(52,256)
Employee attrition rate — change of 1 percentage point	2,083	(2,689)

The sensitivities show the change in the defined benefit obligation and have been calculated using the same projected unit credit method as the obligation recognised in the statement of financial position, changing one assumption at a time. The weighted average duration of the obligation at 30 June 2026 is 14 years. Benefit payments expected in the year ending 30 June 2027 are USD 34,636, undiscounted.

End-of-service benefits

Employees of Visnet Technologies LLC (United Arab Emirates) and VIS Global Digital Solutions LLC (Oman) are entitled to end-of-service benefits under the labour laws of those countries. These obligations, of USD 37,234, are measured at the amounts accrued under those laws at the reporting date and have not been actuarially valued.